Development of the Company - Additional Information (Detail) R$ / shares in Units, R$ in Thousands									3 Months Ended	12 Months Ended
	Apr. 15, 2021 BRL (R$)	Aug. 23, 2020 BRL (R$) R$ / shares shares	May 27, 2020 BRL (R$)	Mar. 31, 2020 BRL (R$)	Jan. 14, 2020 BRL (R$) shares	Nov. 01, 2019 BRL (R$)	Mar. 28, 2019 BRL (R$)	Dec. 21, 2018 BRL (R$)	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2020 BRL (R$) GT shares	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Apr. 09, 2020 BRL (R$) shares	Apr. 24, 2018 BRL (R$)
Development of the Company
Consolidated working capital									R$ 10,887,874	R$ 10,887,874
Profit for the year										1,488,294	R$ 2,893,373	R$ 2,083,180
Cash and cash equivalents and marketable securities									R$ 17,312,027	R$ 17,312,027
Leverage ratio									3.1	3.1	2.3
Covid 19 [member]
Development of the Company
Financing facilities drew down										R$ 8,222,950
Proceeds from financing facilities contracted by joint ventures										R$ 2,276,000
Covid 19 [member] | Raizen Combustiveis [member] | Fuels [member] | Brazil [member]
Development of the Company
Percentage of decreased consumption										7.00%
Covid 19 [member] | Raizen Combustiveis [member] | Fuels [member] | ARGENTINA [member]
Development of the Company
Percentage of decreased sales										25.00%
Covid 19 [member] | Raizen Combustiveis [member] | Gasoline and ethanol [member] | Brazil [member]
Development of the Company
Percentage of decreased demand										9.00%
Covid 19 [member] | Raizen Combustiveis [member] | Gasoline and ethanol [member] | ARGENTINA [member]
Development of the Company
Percentage of decreased consumption										22.00%
Covid 19 [member] | Raizen Combustiveis [member] | Aviation fuels [member] | Brazil [member]
Development of the Company
Percentage of decreased demand										49.00%
Covid 19 [member] | Raizen Combustiveis [member] | Aviation fuels [member] | ARGENTINA [member]
Development of the Company
Percentage of decreased consumption										65.00%
Covid 19 [member] | Gas and Energy [member] | Industrial segment [member]
Development of the Company
Percentage of decreased demand for natural gas										6.00%
Covid 19 [member] | Gas and Energy [member] | Commercial segment [member]
Development of the Company
Percentage of decreased demand for natural gas										28.00%
Covid 19 [member] | Gas and Energy [member] | Residential Segment [member]
Development of the Company
Percentage of increased demand for natural gas										8.00%
Covid 19 [member] | Moove [member]
Development of the Company
Percentage of increased volume sold									18.00%
Banco Santander (Brasil) S.A. [member] | Swap agreements for shares
Development of the Company
Maximum aggregate amount of derivatives which may be negotiated pursuant to agreement													R$ 600,000
Maximum aggregate number of underlying shares pursuant to agreement | shares													19,500,000
Rede Integrada de Lojas de Convenencias e Proximidade S.A [Member]
Development of the Company
Investment in joint venture						R$ 1,122,000
Gain (loss) from formation of joint venture						R$ 528,967
Proportion of ownership interest in joint venture						50.00%
Raizen Combustiveis S A [member] | Raizen argentina [member]
Development of the Company
Acquisition consideration price														R$ 3,917,438
Cosan Lubes Investments Limited [member]
Development of the Company
Issue of shares for investment agreement								R$ 588,637
Percentage of issuance of new common shares for investment agreement								30.00%
Proceeds from issue of share capital for investment agreement				R$ 65,478				R$ 454,000
Cosan Lubes Investments Limited [member] | Major ordinary share transactions [member]
Development of the Company
Proceeds from issue of share capital for investment agreement	R$ 68,876
Rumo S.A. [member]
Development of the Company
Number of shares issued | shares									1,559,015,898	1,559,015,898
Rumo S.A. [member] | Covid 19 [member] | Logistics [member]
Development of the Company
Volume transported per kilometer | GT										62.5
Percentage of increased volume transported										3.90%
Rumo S.A. [member] | Covid 19 [member] | Logistics [member] | Industrial segment [member]
Development of the Company
Percentage of decreased volume transported										5.80%
Percentage of decreased demand for transportation of grains										10.40%
Rumo S.A. [member] | Common shares [member]
Development of the Company
Proceeds from issue of share through follow-on offering		R$ 6,400,000
Number of shares issued | shares		294,252,874
Share issue price | R$ / shares		R$ 21.75
Rumo S.A. [member] | Railroad Network [Member]
Development of the Company
Contractual Term							30 years
Contractual bid amount							R$ 2,719,530
Contractual bid amount adjusted with contratual parameters							R$ 2,904,778
Percentage of cash payment in auction							5.00%
Period of cash payment to be made in auction							45 days
Number of quarterly installments calculated pursuant to the terms of the concession agreement							120
Payments for auction							R$ 145,239
Comgas [member]
Development of the Company
Number of shares issued | shares									132,520,587	132,520,587
Rumo Malha Paulista S.A. [member]
Development of the Company
New grant amount for sub-concession contracts			R$ 3,382,030
Repayment of grants for sub-concession contracts			2,823,777
Estimated investments to be made for sub-concession contracts			R$ 6,100,000						R$ 6,100,000	R$ 6,100,000
Cosan S.A. [member] | Cosan Lubes Investments Limited [member]
Development of the Company
Percentage of ownership held in subsidiary										70.00%	70.00%
Cosan S.A. [member] | Rumo S.A. [member]
Development of the Company
Percentage of ownership held in subsidiary										2.16%	1.71%
Cosan S.A. [member] | Comgas [member]
Development of the Company
Percentage of ownership held in subsidiary					99.15%
Investment in subsidiary was derecognized					R$ 2,861,936
Cosan S.A. [member] | Comgas [member] | Common shares [member]
Development of the Company
Shares held in subsidiary | shares					103,699,333
Cosan S.A. [member] | Comgas [member] | Preference shares [member]
Development of the Company
Shares held in subsidiary | shares					27,682,044